Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our named executive officers (NEOs) for each of the fiscal years ended December 31, 2020, 2021 and 2022, and our financial performance for each such fiscal year:

			Average Summary	Average	Value of initial fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)	Compensation Table Total for non-PEO NEOs	Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Total Shareholder Return(3)	Net Income ($mm)	Adjusted EBITDA ($mm)(4)
(a)	(b)	(c )	(d)	(e)	(f)	(g)	(h)	(i)
2022	$3,365,550	$(39,218)	$1,871,767	$896,981	$92	$82	$100	$384
2021	$4,671,543	$5,777,281	$2,043,741	$2,523,943	$193	$112	$(110)	$464
2020	$3,421,213	$3,419,367	$1,767,492	$1,729,376	$126	$110	$37	$488

(1)	Column (c) represents compensation actually paid to our Principal Executive Officer (PEO) and the average compensation actually paid to our other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Mr. Udell	Messrs. Graffam and Childers
2021	Mr. Udell	Mr. Childers
2020	Mr. Udell	Mr. Childers

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted for the following:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,158,512)	$(1,042,469)	$(3,453,056)	$(1,363,350)	$(2,209,482)	$(780,060)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,641,458	$792,753	$3,052,575	$1,205,227	$1,471,416	$369,374
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$228,462	$110,337	$399,565	$157,761	$238,050	$86,183
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$165,453	$57,858	$802,484	$358,171	$(2,358,726)	$(467,402)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$121,294	$43,405	$304,170	$122,392	$(546,026)	$(107,725)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	n/a	n/a	n/a	n/a	n/a	$(150,311)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	n/a	n/a	n/a	n/a	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	n/a	n/a	n/a	n/a	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	n/a	n/a	n/a	n/a	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a	n/a	n/a	n/a	n/a
TOTAL ADJUSTMENTS	$(1,846)	$(38,116)	$1,105,738	$480,201	$(3,404,768)	$(1,049,941)

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance share awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For market-based awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable date(s) to estimate the probability of satisfying the performance objective established for the award. The Monte Carlo simulation utilizes multiple input variables, including the expected volatility of our stock price and other assumptions appropriate for determining fair value. The expected volatility of our stock price is measured relative to the applicable comparative index, and a risk-free interest rate is derived from a linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2022 and prior fiscal years.

(3)	Column (g) represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index (the “Peer Group”) for the relevant fiscal year.

(4)	Column (i) represents Adjusted EBITDA, a non-GAAP measure described further in Appendix A - Supplemental Disclosure Regarding Non-GAAP Financial Information.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)	Column (c) represents compensation actually paid to our Principal Executive Officer (PEO) and the average compensation actually paid to our other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2022	Mr. Udell	Messrs. Graffam and Childers
2021	Mr. Udell	Mr. Childers
2020	Mr. Udell	Mr. Childers

Peer Group Issuers, Footnote [Text Block]
(3)	Column (g) represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index (the “Peer Group”) for the relevant fiscal year.

PEO Total Compensation Amount	$ 3,365,550	$ 4,671,543	$ 3,421,213
PEO Actually Paid Compensation Amount	$ (39,218)	5,777,281	3,419,367
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted for the following:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,158,512)	$(1,042,469)	$(3,453,056)	$(1,363,350)	$(2,209,482)	$(780,060)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,641,458	$792,753	$3,052,575	$1,205,227	$1,471,416	$369,374
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$228,462	$110,337	$399,565	$157,761	$238,050	$86,183
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$165,453	$57,858	$802,484	$358,171	$(2,358,726)	$(467,402)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$121,294	$43,405	$304,170	$122,392	$(546,026)	$(107,725)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	n/a	n/a	n/a	n/a	n/a	$(150,311)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	n/a	n/a	n/a	n/a	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	n/a	n/a	n/a	n/a	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	n/a	n/a	n/a	n/a	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a	n/a	n/a	n/a	n/a
TOTAL ADJUSTMENTS	$(1,846)	$(38,116)	$1,105,738	$480,201	$(3,404,768)	$(1,049,941)

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance share awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For market-based awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable date(s) to estimate the probability of satisfying the performance objective established for the award. The Monte Carlo simulation utilizes multiple input variables, including the expected volatility of our stock price and other assumptions appropriate for determining fair value. The expected volatility of our stock price is measured relative to the applicable comparative index, and a risk-free interest rate is derived from a linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2022 and prior fiscal years.

Non-PEO NEO Average Total Compensation Amount	$ 1,871,767	2,043,741	1,767,492
Non-PEO NEO Average Compensation Actually Paid Amount	$ 896,981	2,523,943	1,729,376
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted for the following:

	2020		2021		2022
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(2,158,512)	$(1,042,469)	$(3,453,056)	$(1,363,350)	$(2,209,482)	$(780,060)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$1,641,458	$792,753	$3,052,575	$1,205,227	$1,471,416	$369,374
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$228,462	$110,337	$399,565	$157,761	$238,050	$86,183
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$165,453	$57,858	$802,484	$358,171	$(2,358,726)	$(467,402)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$121,294	$43,405	$304,170	$122,392	$(546,026)	$(107,725)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	n/a	n/a	n/a	n/a	n/a	$(150,311)
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	n/a	n/a	n/a	n/a	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	n/a	n/a	n/a	n/a	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	n/a	n/a	n/a	n/a	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a	n/a	n/a	n/a	n/a
TOTAL ADJUSTMENTS	$(1,846)	$(38,116)	$1,105,738	$480,201	$(3,404,768)	$(1,049,941)

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (i) for solely service-vesting restricted stock awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance share awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s). For market-based awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable date(s) to estimate the probability of satisfying the performance objective established for the award. The Monte Carlo simulation utilizes multiple input variables, including the expected volatility of our stock price and other assumptions appropriate for determining fair value. The expected volatility of our stock price is measured relative to the applicable comparative index, and a risk-free interest rate is derived from a linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. For additional information on the assumptions used to calculate the valuation of the awards, see the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended 2022 and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2022:

•	Adjusted EBITDA;

•	revenue; and

•	TSR.

For additional details regarding our most important financial performance measures, please see the section titled “Relationship Between Financial Performance Measures” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 92	193	126
Peer Group Total Shareholder Return Amount	82	112	110
Net Income (Loss)	$ 100,000,000	$ 110,000,000	$ 37,000,000
Company Selected Measure Amount	384	464	488
PEO Name	Mr. Udell
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(4)	Column (i) represents Adjusted EBITDA, a non-GAAP measure described further in Appendix A - Supplemental Disclosure Regarding Non-GAAP Financial Information.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,404,768)	$ 1,105,738	$ (1,846)
PEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,209,482)	(3,453,056)	(2,158,512)
PEO [Member] | Increase in Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,471,416	3,052,575	1,641,458
PEO [Member] | Increase in Fair Value of Awards Granted during Applicable FY ,Vested Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,050	399,565	228,462
PEO [Member] | Increase/ deduction for Awards Granted during Prior FY , Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,358,726)	802,484	165,453
PEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(546,026)	304,170	121,294
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,049,941)	480,201	(38,116)
Non-PEO NEO [Member] | Deduction for Amounts Reported under the Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(780,060)	(1,363,350)	(1,042,469)
Non-PEO NEO [Member] | Increase in Fair Value of Awards Granted during Applicable FY that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	369,374	1,205,227	792,753
Non-PEO NEO [Member] | Increase in Fair Value of Awards Granted during Applicable FY ,Vested Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	86,183	157,761	110,337
Non-PEO NEO [Member] | Increase/ deduction for Awards Granted during Prior FY , Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(467,402)	358,171	57,858
Non-PEO NEO [Member] | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(107,725)	$ 122,392	$ 43,405
Non-PEO NEO [Member] | Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (150,311)